LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

19. LEASES

The Group has operating leases for classrooms, dormitories, corporate offices and certain equipment; and finance lease for a teaching building used by Shenyang K-12 School. For the finance lease, all lease payments have been paid to the landlord from the commencement date of the lease.

The components of lease expense were as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB
Operating and short-term lease expense	58,723	48,131

Finance lease expense	600	600

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	44,548	45,737
Operating cash flows from finance lease	—	—

Supplemental balance sheet information related to leases was as follows:

	Years ended December 31,
	2020	2021
Weighted-average Remaining Lease Term
Operating leases	7.41 Years	7.08 Years
Finance lease	9.67 Years	9.18 Years
Weighted-average Discount Rate
Operating leases	4.51%	4.49%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2021.

The Group performed impairment test on the operating lease right-of-use assets and recognized impairment loss in RMB 513 for the year ended December 31, 2021.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2021.

As of December 31, 2021, maturities of lease liabilities were as follows:

Amount
RMB

2022	49,811
2023	40,753
2024	40,955
2025	40,837
2026	29,291
Thereafter	79,627
Total lease payments	281,274
Less: interest	(33,664)
Total	247,610
Less: current portion	(48,923)
Non-current portion	198,687

As of December 31, 2021, the Group had no material operating or finance leases that had not yet commenced.

Sublease

The Group subleases dormitories and offices to third parties under operating leases. Sublease income are recorded as a reduction of lease expense in the consolidated statements of operations.

For the years ended December 31, 2019, 2020 and 2021, gross sublease income of the Group was RMB 3,064, RMB 1,199 and RMB 61, respectively.